Issued capital - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 shares
Ordinary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Number of special share shall cease to carry any rights in event by HLA	7,290,000